Capital Management - Adjusted Funds Flow (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Cash flows from operating activities	$ 1,485,962	$ 1,908,264
Change in non-cash working capital	(18,111)	17,922
Asset retirement obligations settled	20,318	28,793
Transaction costs	0	1,539	[1]
Adjusted funds flow	1,514,552	$ 1,956,518
Discontinued operations
Disclosure of detailed information about borrowings [line items]
Transaction costs	$ 26,383

[1]	Comparative period has been revised to reflect current period presentation